Related Party Transactions (Details) - Schedule of Balances with Related Parties		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Shanghai GBG [Member]
Due from related parties
Due from related parties	[1]	¥ 16,566,524		¥ 8,526,012
Shanghai Xinhui [Member]
Due to related parties
Due to related parties	[1]	6,003,659		290,200
Botao Ma [Member]
Due to related parties
Due to related parties		162,408
Related Party [Member]
Due from related parties
Due from related parties		16,566,524	$ 2,279,630	8,526,012
Due to related parties
Due to related parties		¥ 6,166,067	$ 848,479	¥ 290,200

[1]	As of June 30, 2023 and 2024, the balances due from Shanghai GBG represented advances to the related party, which the related party would settle the outstanding balances by providing MGU services to the Company.